Deposits (Tables)	12 Months Ended
Jun. 30, 2012
Deposits [Abstract]
Schedule Of Maturities Of Time Deposit [Table Text Block]

At June 30, 2012, the scheduled maturities of certificates of deposit are as follows:

(In thousands)

Year ending June 30,
2013	$39,007
2014	8,940
2015	20,073
2016	8,034
2017	7,174
Thereafter	20
$83,248